INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Reconciliation Between Actual Tax Expense (Benefit) and Income Taxes
	December 31, 2022	December 31, 2021
Tax expense (benefit), computed at expected tax rates	$(3,825,964)	$(966,854)
Nondeductible expenses / changes in prior estimates	(2,675,301)	-
Change in valuation allowance	6,501,265	966,854
Total	$-	$-

Schedule Of Deferred Tax Assets And Liabilities
	December 31	December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating tax loss carryforwards	$14,088,596	$9,601,492
Depreciation, depletion and amortization	609,386	608,206
(Income) loss from equity interests	4,386,759	2,399,766
Stock-based compensation	651,652	625,664
Bad debt reserve	535,034	535,034
Total deferred tax assets (liabilities)	20,271,427	13,770,162
Less: valuation allowance	(20,271,427)	(13,770,162)
Total	$-	$-